PGIM Corporate Bond Fund
Schedule of Investments (unaudited) as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.5%
Commercial Mortgage-Backed Securities 6.6%
BANK, Series 2019-BN16, Class A3	3.741%	02/15/52	200	$ 220,487
Benchmark Mortgage Trust, Series 2019-B09, Class A4	3.751	03/15/52	200	220,561
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	250	263,999
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	300	322,382
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050	04/10/49	250	260,740
DBJPM Mortgage Trust, Series 2017-C06, Class A3	3.269	06/10/50	100	104,232
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A4	3.224	07/15/50	100	105,559
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	200	208,585
Series 2016-C31, Class A4	2.840	11/15/49	300	309,325

Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3	3.317	10/15/50	200	212,524

Total Commercial Mortgage-Backed Securities (cost $2,100,008)				2,228,394
Corporate Bonds 87.8%
Aerospace & Defense 0.9%
Arconic, Inc., Sr. Unsec’d. Notes	6.150	08/15/20	120	123,314
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27	65	66,016
Sr. Unsec’d. Notes	3.200	03/01/29	30	31,412

United Technologies Corp., Sr. Unsec’d. Notes	3.950	08/16/25	60	65,684
				286,426
Agriculture 1.4%
Altria Group, Inc., Gtd. Notes	3.800	02/14/24	100	104,765

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)
BAT Capital Corp. (United Kingdom), Gtd. Notes	4.390%	08/15/37	50	$ 48,994
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.250	06/07/22	305	311,601
				465,360
Airlines 0.4%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875	03/13/20	130	130,310
Auto Manufacturers 3.1%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.550	08/15/22	200	201,813
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.979	08/03/22	200	199,067
Sr. Unsec’d. Notes	3.350	11/01/22	265	265,810
General Motors Financial Co., Inc.,
Gtd. Notes	3.200	07/06/21	75	75,909
Gtd. Notes	3.550	04/09/21	30	30,461
Gtd. Notes	4.000	01/15/25	150	154,984
Sr. Unsec’d. Notes	4.200	11/06/21	100	103,337
				1,031,381
Auto Parts & Equipment 0.3%
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500	04/29/22	100	102,541
Banks 19.7%
Bank of America Corp.,
Sr. Unsec’d. Notes	3.419(ff)	12/20/28	263	275,548
Sr. Unsec’d. Notes, MTN	3.550(ff)	03/05/24	195	203,227
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	360	387,676
Sr. Unsec’d. Notes, MTN	4.330(ff)	03/15/50	55	65,281
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.650	03/16/25	200	206,924
Sr. Unsec’d. Notes	4.610(ff)	02/15/23	320	334,282

Citibank NA, Sr. Unsec’d. Notes	3.650	01/23/24	280	297,129

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes	3.200%	10/21/26	150	$ 155,841
Sub. Notes	4.600	03/09/26	300	329,963

Credit Agricole SA (France), Sr. Unsec’d. Notes, 144A	2.375	01/22/25	250	250,665
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800	06/09/23	265	277,638
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	5.000	01/12/22	200	210,730
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.950	02/27/23	100	102,320
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	80	80,829
Sr. Unsec’d. Notes, Series D	5.000	02/14/22	150	156,538
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	100	109,415
Sub. Notes	5.150	05/22/45	150	180,072
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	5.406(c)	–(rr)	98	98,588
Sr. Unsec’d. Notes	3.200	06/15/26	390	408,030
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	95	104,266
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	145	163,183
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	350	396,580
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	5.611(c)	–(rr)	250	251,500
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	285	319,911
Sr. Unsec’d. Notes, MTN	3.971(ff)	07/22/38	235	257,129

Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.373(ff)	01/05/24	200	204,235
Societe Generale SA (France), Sr. Unsec’d. Notes, 144A	2.625	10/16/24	200	198,664
UBS Group AG (Switzerland), Gtd. Notes, 144A	4.125	09/24/25	200	217,974
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000	02/19/25	350	359,959
				6,604,097

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages 1.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	130	$ 155,204
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.550	01/23/49	30	39,098
Constellation Brands, Inc., Gtd. Notes	5.250	11/15/48	100	123,370
Keurig Dr. Pepper, Inc., Gtd. Notes	4.057	05/25/23	180	190,934
				508,606
Biotechnology 0.7%
Celgene Corp., Sr. Unsec’d. Notes	4.625	05/15/44	200	241,317
Building Materials 0.2%
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950	07/02/64	54	56,897
Chemicals 1.0%
Celanese US Holdings LLC, Gtd. Notes	4.625	11/15/22	50	53,112
Dow Chemical Co. (The), Sr. Unsec’d. Notes, 144A	5.550	11/30/48	50	61,095
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600	08/15/22	49	50,630
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625	02/26/55	60	61,972
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625	11/15/43	20	22,926
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	2.950	08/15/29	90	90,806
				340,541
Commercial Services 3.7%
California Institute of Technology, Sr. Unsec’d. Notes	4.700	11/01/2111	50	64,742

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Equifax, Inc., Sr. Unsec’d. Notes	2.300%	06/01/21	10	$ 10,009
Georgetown University (The), Unsec’d. Notes, Series A	5.215	10/01/2118	145	199,907
Global Payments, Inc., Sr. Unsec’d. Notes	3.800	04/01/21	100	102,117
IHS Markit Ltd., Gtd. Notes, 144A	4.750	02/15/25	300	330,111
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	100	115,622
PayPal Holdings, Inc., Sr. Unsec’d. Notes	2.850	10/01/29	80	80,249
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119	320	349,849
				1,252,606
Computers 1.6%
Apple, Inc.,
Sr. Unsec’d. Notes	3.000	11/13/27	400	422,700
Sr. Unsec’d. Notes	4.650	02/23/46	100	125,218
				547,918
Diversified Financial Services 0.1%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875	05/01/24	40	42,437
Electric 9.7%
Commonwealth Edison Co., First Mortgage	4.700	01/15/44	100	122,839
Dominion Energy, Inc., Jr. Sub. Notes	2.715(cc)	08/15/21	310	312,933
DTE Electric Co., General Ref. Mortgage	3.950	06/15/42	75	82,846
Entergy Corp., Sr. Unsec’d. Notes	2.950	09/01/26	100	102,573
Eversource Energy, Sr. Unsec’d. Notes, Series K	2.750	03/15/22	95	96,653

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
FirstEnergy Corp., Sr. Unsec’d. Notes, Series B	3.900%	07/15/27	75	$ 80,715
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44	100	127,026
Florida Power & Light Co., First Mortgage	3.700	12/01/47	100	111,228
MidAmerican Energy Co., First Mortgage	3.950	08/01/47	20	23,088
Nevada Power Co., General Ref. Mortgage, Series CC	3.700	05/01/29	300	328,650
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.403	09/01/21	150	151,130
Gtd. Notes	2.800	01/15/23	120	122,385

PacifiCorp, First Mortgage	3.350	07/01/25	270	283,249
PPL Capital Funding, Inc., Gtd. Notes	4.700	06/01/43	100	113,209
PSEG Power LLC, Gtd. Notes	3.000	06/15/21	60	60,760
Public Service Co. of New Hampshire, First Mortgage	3.600	07/01/49	45	48,852
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650	09/01/42	75	81,242
Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	400	416,266
RGS AEGCO Funding Corp., Sec’d. Notes, Series F	9.820	12/07/22	48	52,401
Rochester Gas & Electric Corp., First Mortgage, 144A	3.100	06/01/27	135	140,939
San Diego Gas & Electric Co., First Mortgage	4.300	04/01/42	75	80,978
Sierra Pacific Power Co., General Ref. Mortgage	2.600	05/01/26	70	71,496
Southern California Edison Co., First Ref. Mortgage	5.500	03/15/40	200	240,029
				3,251,487

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods 2.5%
Kraft Heinz Foods Co.,
Gtd. Notes	3.000%	06/01/26	45	$ 44,845
Gtd. Notes	4.375	06/01/46	55	53,564
Gtd. Notes	5.000	07/15/35	50	53,910
Gtd. Notes, 144A	3.750	04/01/30	50	51,103
Gtd. Notes, 144A	4.875	10/01/49	70	72,151
Kroger Co. (The),
Sr. Unsec’d. Notes	2.650	10/15/26	35	35,036
Sr. Unsec’d. Notes	2.800	08/01/22	10	10,193
Sr. Unsec’d. Notes	5.150	08/01/43	60	67,179
Mars, Inc.,
Gtd. Notes, 144A	3.200	04/01/30	80	86,235
Gtd. Notes, 144A	3.600	04/01/34	25	27,975
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	4.000	03/01/26	180	196,599
Sr. Unsec’d. Notes	5.100	09/28/48	100	123,239
				822,029
Gas 1.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	2.625	09/15/29	65	66,151
NiSource, Inc., Sr. Unsec’d. Notes	2.650	11/17/22	310	314,196
				380,347
Healthcare-Services 4.0%
Anthem, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	100	110,183
HCA, Inc.,
Sr. Sec’d. Notes	4.125	06/15/29	50	52,997
Sr. Sec’d. Notes	5.000	03/15/24	100	109,084
Sr. Sec’d. Notes	5.250	06/15/49	100	110,730

Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.600	02/01/25	250	264,175
Mayo Clinic,
Unsec’d. Notes	3.774	11/15/43	85	94,321
Unsec’d. Notes	4.000	11/15/47	80	92,703

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500%	03/30/25	250	$ 263,385
Texas Health Resources, Sec’d. Notes	4.330	11/15/55	130	158,306
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.700	08/15/49	80	84,320
				1,340,204
Housewares 0.3%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000	12/01/24	100	103,284
Insurance 3.0%
American International Group, Inc., Sr. Unsec’d. Notes	4.375	01/15/55	150	161,410
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	100	125,943
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.450	08/15/27	100	104,454
Sr. Unsec’d. Notes	3.900	05/01/29	40	43,420

Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569	02/01/29	500	565,020
				1,000,247
Media 4.3%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384	10/23/35	180	221,185
Comcast Corp.,
Gtd. Notes	3.375	08/15/25	345	367,575
Gtd. Notes	4.150	10/15/28	15	16,950
Gtd. Notes(a)	4.700	10/15/48	185	227,440
Discovery Communications LLC,
Gtd. Notes	3.500	06/15/22	100	103,015
Gtd. Notes	3.950	06/15/25	28	29,605
Gtd. Notes	4.950	05/15/42	100	105,428

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Viacom, Inc., Sr. Unsec’d. Notes	5.250%	04/01/44	150	$ 169,965
Walt Disney Co. (The), Gtd. Notes, 144A	7.625	11/30/28	150	208,048
				1,449,211
Mining 1.2%
Barrick North America Finance LLC (Canada), Gtd. Notes	7.500	09/15/38	75	104,976
Newmont Goldcorp Corp., Sr. Unsec’d. Notes	2.800	10/01/29	200	197,573
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.400	02/01/43	100	100,912
				403,461
Miscellaneous Manufacturing 0.9%
Hillenbrand, Inc., Gtd. Notes	4.500	09/15/26	100	103,171
Parker-Hannifin Corp., Sr. Unsec’d. Notes	3.250	06/14/29	70	73,440
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	65	67,715
Textron, Inc., Sr. Unsec’d. Notes	4.000	03/15/26	45	48,330
				292,656
Office/Business Equipment 0.1%
Xerox Corp., Sr. Unsec’d. Notes	4.125	03/15/23	20	20,425
Oil & Gas 3.9%
Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	102	103,814
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250	03/15/38	100	126,364
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.250	04/15/27	200	210,714

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes	5.250%	06/15/37	75	$ 81,109
Sr. Unsec’d. Notes	5.400	06/15/47	15	16,781

Concho Resources, Inc., Gtd. Notes	4.875	10/01/47	50	56,439
Devon Energy Corp., Sr. Unsec’d. Notes	5.000	06/15/45	55	62,529
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.950	04/15/22	90	93,131
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050	11/15/44	100	105,705
Occidental Petroleum Corp., Sr. Unsec’d. Notes	2.700	08/15/22	60	60,636
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.999	01/27/28	65	73,259
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.350	02/12/48	60	57,375
Gtd. Notes, MTN	6.750	09/21/47	80	79,792

Shell International Finance BV (Netherlands), Gtd. Notes	4.375	05/11/45	85	103,032
Total Capital International SA (France), Gtd. Notes	3.461	07/12/49	85	89,969
				1,320,649
Pharmaceuticals 5.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	165	172,821
Sr. Unsec’d. Notes	4.875	11/14/48	110	121,368

Bristol-Myers Squibb Co., Sr. Unsec’d. Notes, 144A	4.250	10/26/49	30	35,140
Cigna Corp.,
Gtd. Notes	4.900	12/15/48	150	173,715
Gtd. Notes, 144A	3.050	11/30/22	300	306,598
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	125	135,690
Sr. Unsec’d. Notes	4.780	03/25/38	100	111,039
Sr. Unsec’d. Notes	5.125	07/20/45	100	114,872

McKesson Corp., Sr. Unsec’d. Notes	4.750	05/30/29	120	134,638

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Mylan NV, Gtd. Notes	3.950%	06/15/26	140	$ 145,348
Mylan, Inc., Gtd. Notes	5.200	04/15/48	40	42,882
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	100	103,395
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	2.200	07/21/21	100	94,802
				1,692,308
Pipelines 6.3%
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750	09/30/21	250	255,000
Energy Transfer Operating LP,
Gtd. Notes	5.250	04/15/29	15	16,822
Gtd. Notes	6.250	04/15/49	15	18,023

Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	100	114,087
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	10/03/47	80	83,195
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	3.625	04/01/22	90	92,517
Gtd. Notes, 144A	3.900	04/01/24	75	78,974
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28	45	46,762
Sr. Unsec’d. Notes	4.500	07/15/23	110	117,014
Sr. Unsec’d. Notes, 144A	3.500	12/01/22	35	36,045
Sr. Unsec’d. Notes, 144A	5.200	12/01/47	75	79,525
ONEOK, Inc.,
Gtd. Notes	4.350	03/15/29	2	2,137
Gtd. Notes	4.950	07/13/47	150	162,289

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.650	06/01/22	300	307,880
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.400	10/01/47	150	161,057
Western Midstream Operating LP, Sr. Unsec’d. Notes	4.000	07/01/22	300	304,718

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.300%	03/04/24	200	$ 212,651
Sr. Unsec’d. Notes	5.100	09/15/45	30	32,885
				2,121,581
Real Estate 0.7%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125	02/01/29	200	223,412
Real Estate Investment Trusts (REITs) 3.6%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24	75	78,265
Sr. Unsec’d. Notes	4.125	06/15/26	200	214,822

Kimco Realty Corp., Sr. Unsec’d. Notes	3.400	11/01/22	75	77,644
Realty Income Corp., Sr. Unsec’d. Notes	3.875	04/15/25	155	167,739
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	4.800	06/01/24	30	31,599
SITE Centers Corp., Sr. Unsec’d. Notes	3.625	02/01/25	306	316,715
Ventas Realty LP, Gtd. Notes	3.500	02/01/25	295	310,108
				1,196,892
Retail 0.6%
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.000	05/15/25	200	215,091
Semiconductors 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27	40	40,412

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors (cont’d.)
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	200	$ 210,085
QUALCOMM, Inc., Sr. Unsec’d. Notes	4.300	05/20/47	50	56,179
				306,676
Shipbuilding 0.3%
Huntington Ingalls Industries, Inc., Gtd. Notes	3.483	12/01/27	100	104,510
Software 1.3%
Microsoft Corp.,
Sr. Unsec’d. Notes	3.950	08/08/56	140	165,700
Sr. Unsec’d. Notes	4.000	02/12/55	30	35,575
Sr. Unsec’d. Notes	4.500	02/06/57	75	97,352
Oracle Corp.,
Sr. Unsec’d. Notes	3.900	05/15/35	45	50,208
Sr. Unsec’d. Notes	4.000	07/15/46	65	71,990
				420,825
Telecommunications 2.5%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.875	01/15/26	200	213,625
Sr. Unsec’d. Notes	4.500	03/09/48	145	154,923
Sr. Unsec’d. Notes	4.850	03/01/39	65	73,628
Sr. Unsec’d. Notes	5.150	03/15/42	115	133,467
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500	08/10/33	15	17,569
Sr. Unsec’d. Notes	5.012	04/15/49	190	245,113
				838,325
Transportation 0.7%
FedEx Corp., Gtd. Notes	4.500	02/01/65	100	97,836
Kansas City Southern, Gtd. Notes	4.700	05/01/48	125	147,430
				245,266

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.650%	07/29/21	65	$ 66,587

Total Corporate Bonds (cost $27,505,842)				29,425,910
Municipal Bond 1.1%
Illinois
State of Illinois, General Obligation Unlimited, Taxable (cost $362,541)	5.100	06/01/33	340	367,605
U.S. Treasury Obligations 2.0%
U.S. Treasury Bonds	2.875	05/15/49	370	425,876
U.S. Treasury Notes	1.500	10/31/24	50	49,955
U.S. Treasury Notes	1.625	08/15/29	195	193,834

Total U.S. Treasury Obligations (cost $680,744)				669,665

Total Long-Term Investments (cost $30,649,135)				32,691,574

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Short-Term Investments 1.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	313,588	$ 313,588
PGIM Institutional Money Market Fund (cost $117,000; includes $116,598 of cash collateral for securities on loan)(b)(w)	116,988	117,012

Total Short-Term Investments (cost $430,588)		430,600

TOTAL INVESTMENTS 98.8% (cost $31,079,723)		33,122,174
Other assets in excess of liabilities(z) 1.2%		389,356

Net Assets 100.0%		$ 33,511,530

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
GMTN—Global Medium Term Note
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
REITs—Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $115,952; cash collateral of $116,598 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(rr)	Perpetual security with no stated Maturity Date .
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Futures contracts outstanding at October 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	2 Year U.S. Treasury Notes	Dec. 2019	$ 215,602	$ (243)
6	10 Year U.S. Treasury Notes	Dec. 2019	781,781	(2,309)
7	20 Year U.S. Treasury Bonds	Dec. 2019	1,129,625	(26,620)
				(29,172)
Short Positions:
16	5 Year U.S. Treasury Notes	Dec. 2019	1,907,250	11,486
8	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	1,518,000	65,752
				77,238
				$ 48,066
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).